Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 349,863,500.00
Previously Paid Amount	0.00
Total Fee Amount	48,316.15
Total Offset Amount	0.00
Net Fee	48,316.15
Narrative - Max Aggregate Offering Price	$ 349,863,500.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true